Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other current liabilities
Payables related to property and equipment		¥ 973,620	¥ 710,002
Deposits from network partners		741,914	645,923
Salary and welfare payable		643,129	576,581
Payables related to land use rights		7,644	67,644
Payables for repurchasing ordinary shares		24,146	56,953
Payables for equity investment		5,000	35,000
Construction deposits		27,362	20,360
Others		410,954	168,604
Total	$ 412,157	¥ 2,833,769	¥ 2,281,067